UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08573

Name of Fund: BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock
MuniHoldings California Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2011

Date of reporting period: 04/30/2011

Item 1 – Schedule of Investments

BlackRock MuniHoldings California Quality Fund, Inc. (MUC)
Schedule of Investments April 30, 2011 (Unaudited)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
California — 116.2%
Corporate — 0.5%
City of Chula Vista California, Refunding
RB, San Diego Gas & Electric,
Series A, 5.88%, 2/15/34	$ 2,435	$ 2,535,760
County/City/Special District/School District — 48.2%
Alameda County Joint Powers Authority,
Refunding RB, Lease (AGM), 5.00%,
12/01/34	13,180	12,736,625
Bonita Unified School District California,
GO, Election of 2004, Series B
(NPFGC), 5.00%, 8/01/29	8,350	8,453,206
Central Unified School District, GO,
Election of 2008, Series A (AGC),
5.63%, 8/01/33	2,600	2,641,782
City of Garden Grove California, COP,
Series A, Financing Project (AMBAC),
5.50%, 3/01/26	4,040	4,166,008
City of Lodi California, COP, Refunding,
Series A (AGM), 5.00%, 10/01/32	2,080	2,042,352
City of Redding California, COP,
Refunding, Series A (AGM), 5.00%,
6/01/30	5,735	5,692,905
Colton Joint Unified School District, GO,
Series A (NPFGC), 5.38%, 8/01/26	2,500	2,541,150
Corona Department of Water & Power,
COP (NPFGC), 5.00%, 9/01/29	5,910	5,610,186
County of Kern California, COP, Capital
Improvements Projects, Series A
(AGC), 6.00%, 8/01/35	3,500	3,715,495
Covina-Valley Unified School District
California, GO, Refunding, Series A
(AGM), 5.50%, 8/01/26	2,395	2,496,907
Culver City Redevelopment Finance
Authority California, Tax Allocation
Bonds, Refunding, Series A (AGM),
5.60%, 11/01/25	3,750	3,796,387
Fullerton Joint Union High School District
California, GO, Election of 2002,
Series B (NPFGC), 5.00%, 8/01/29	6,685	6,779,058
Grossmont Healthcare District, GO,
Election of 2006, Series B, 6.13%,
7/15/40	2,000	2,102,060
Jurupa Public Financing Authority, RB,
Superior Lien, Series A (AGM):
5.00%, 9/01/30	4,000	3,850,960

	Par
Municipal Bonds	(000)	Value
California (continued)
County/City/Special District/School
District (continued)
Jurupa Public Financing Authority, RB,
Superior Lien, Series A (AGM)
(concluded):
5.00%, 9/01/33	$ 2,000	$ 1,862,420
5.00%, 9/01/39	4,230	3,783,185
Los Angeles Community Redevelopment
Agency California, RB, Bunker Hill
Project, Series A (AGM), 5.00%,
12/01/27	10,000	10,176,900
Los Angeles County Metropolitan
Transportation Authority, Refunding
RB, Proposition A, First Tier, Senior
Series A (AMBAC), 5.00%, 7/01/35	9,000	9,059,940
Los Gatos Union School District
California, GO, Election of 2001,
Series B (AGM), 5.00%, 8/01/30	2,735	2,780,866
Los Rios Community College District, GO,
Election of 2008, Series A, 5.00%,
8/01/35	11,000	10,683,090
Marin Community College District, GO,
Election of 2004, Series A (NPFGC),
5.00%, 8/01/28	5,760	5,807,866
Orange County Sanitation District, COP,
Series A, 5.00%, 2/01/35	2,500	2,525,425
Oxnard Union High School District, GO,
Refunding, Election of 2004, Series A
(AGM), 5.00%, 8/01/35	10,000	9,631,900
Peralta Community College District, GO,
Election of 2000, Series D (AGM),
5.00%, 8/01/35	15,490	14,596,537
Port of Oakland, Refunding RB,
Series M, AMT (NPFGC), 5.38%,
11/01/27	24,465	23,121,627
Redlands Unified School District
California, GO, Election of 2008
(AGM), 5.25%, 7/01/33	5,000	5,020,350
Redwoods Community College District,
GO, Election of 2004 (NPFGC), 5.00%,
8/01/31	4,630	4,548,651
Riverside Unified School District
California, GO, Election of 2001,
Series B (NPFGC), 5.00%, 8/01/30	10,735	10,694,744
Saddleback Valley Unified School District
California, GO (AGM), 5.00%, 8/01/29	4,115	4,131,830

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
AGC	Assured Guaranty Corp.	CAB	Capital Appreciation Bonds
AGM	Assured Guaranty Municipal Corp.	COP	Certificates of Participation
AMBAC	American Municipal Bond Assurance Corp.	GO	General Obligation Bonds
AMT	Alternative Minimum Tax (subject to)	NPFGC	National Public Finance Guarantee Corp.
BHAC	Berkshire Hathaway Assurance Corp.	RB	Revenue Bonds

BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2011	1

BlackRock MuniHoldings California Quality Fund, Inc. (MUC)
Schedule of Investments(continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
California (continued)
County/City/Special District/School
District (concluded)
San Bernardino Community College
District, GO, Election of 2002,
Series A, 6.25%, 8/01/33	$ 310	$ 339,425
San Diego Community College District
California, GO, Election of 2002
(AGM), 5.00%, 5/01/30	7,000	7,020,090
San Diego Regional Building Authority,
RB, County Operations Center &
Annex, Series A, 5.50%, 2/01/29	830	863,374
San Francisco Community College
District California, GO, Election of
2001, Series C (AGM), 5.00%,
6/15/31	4,195	4,207,921
San Jose Evergreen Community College
District California, GO, Refunding, CAB,
Election of 2004, Series A (NPFGC),
5.17%, 9/01/24 (a)	10,410	4,906,129
San Jose Financing Authority, RB,
Convention Center Expansion &
Renovation Project:
5.75%, 5/01/36	2,560	2,565,504
5.75%, 5/01/42	4,500	4,500,000
San Mateo County Transportation
District California, Refunding RB,
Series A (NPFGC), 5.00%, 6/01/29	5,650	5,752,095
Santa Clara Redevelopment Agency
California, Tax Allocation Bonds,
Bayshore North Project, Series A
(AMBAC), 5.50%, 6/01/23	10,000	10,003,100
Snowline Joint Unified School District,
COP, Refunding, Refining Project
(AGC), 5.75%, 9/01/38	5,635	5,955,293
Vista Unified School District California,
GO, Series A (AGM), 5.25%, 8/01/25	10,000	10,265,900
Walnut Valley Unified School District
California, GO, Election of 2007,
Measure S, Series A (AGM), 5.00%,
2/01/33	2,000	1,958,300
Walnut Valley Unified School District,
GO, Election of 2007, Measure S,
Series A (AGM), 5.00%, 8/01/30	1,000	990,170
West Contra Costa Unified School
District California, GO (AGM):
Election of 2002, Series B, 5.00%,
8/01/32	6,690	6,672,138
Election of 2005, Series A, 5.00%,
8/01/26	2,595	2,650,611
West Contra Costa Unified School
District, GO, Election of 2005, Series A
(AGM), 5.00%, 8/01/35	12,000	11,622,120
Westminster Redevelopment Agency
California, Tax Allocation Bonds,
Subordinate, Commercial
Redevelopment Project No. 1 (AGC),
6.25%, 11/01/39	4,300	4,680,163
		270,002,745
Education — 11.5%
Anaheim City School District California,
GO, Election of 2010 (AGM), 6.25%,
8/01/40	3,750	3,952,800

	Par
Municipal Bonds	(000)	Value
California (continued)
Education (concluded)
California State Public Works Board, RB,
University of California, Institute
Project, Series C (AMBAC), 5.00%,
4/01/30	$ 5,025	$ 4,952,288
California State University, Refunding
RB, Systemwide, Series C (NPFGC),
5.00%, 11/01/35	10,000	9,143,200
Gavilan Joint Community College District,
GO, Election of 2004, Series D (b):
5.50%, 8/01/31	2,170	2,245,473
5.75%, 8/01/35	7,150	7,372,865
Riverside Community College District,
GO, Election of 2004, Series C (AGM),
5.00%, 8/01/32	8,750	8,659,000
San Diego Community College District,
GO, Election of 2006 (AGM), 5.00%,
8/01/30	8,685	8,721,390
University of California, RB:
Limited Project, Series D (AGM),
5.00%, 5/15/37	5,950	5,772,869
Series L, 5.00%, 5/15/36	2,995	2,915,662
University of California, Refunding RB,
General, Series A (AMBAC), 5.00%,
5/15/27	10,500	10,617,600
		64,353,147
Health — 5.2%
ABAG Finance Authority for Nonprofit
Corps, Refunding RB, Sharp
Healthcare:
6.25%, 8/01/39	5,000	4,986,250
Series A, 6.00%, 8/01/30	2,250	2,229,480
California Health Facilities Financing
Authority, Refunding RB:
Catholic Healthcare West, Series A,
6.00%, 7/01/34	3,700	3,732,893
Sutter Health, Series B, 6.00%,
8/15/42	7,155	7,255,957
California Statewide Communities
Development Authority, RB, Health
Facility, Memorial Health Services,
Series A, 6.00%, 10/01/23	4,915	5,045,444
California Statewide Communities
Development Authority, Refunding RB,
Kaiser Permanente, Series A (BHAC),
5.00%, 4/01/31	4,400	4,312,836
City of Newport Beach California, RB,
Hoag Memorial Hospital Presbyterian,
6.00%, 12/01/40	1,820	1,868,667
		29,431,527
State — 2.0%
California Community College Financing
Authority, RB, Grossmont-Palomar-
Shasta, Series A (NPFGC), 5.63%,
4/01/26	2,180	2,188,916
California State Public Works Board, RB,
Department of Education, Riverside
Campus Project, Series B, 6.50%,
4/01/34	3,670	3,819,296

2 BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2011

BlackRock MuniHoldings California Quality Fund, Inc. (MUC)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
California (continued)
State (concluded)
California State University, Refunding
RB, Systemwide, Series C (NPFGC),
5.00%, 11/01/28	$ 5,000	$ 4,976,900
		10,985,112
Transportation — 17.2%
City of Fresno California, RB, Series B,
AMT (AGM), 5.50%, 7/01/20	4,455	4,557,866
City of San Jose California, RB, Series D
(NPFGC), 5.00%, 3/01/28	7,500	7,250,850
County of Orange California, RB,
Series B, 5.75%, 7/01/34	6,345	6,652,859
County of Sacramento California, RB,
Senior Series B:
5.75%, 7/01/39	2,650	2,671,412
AMT (AGM), 5.75%, 7/01/28	13,170	13,661,768
AMT (AGM), 5.25%, 7/01/33	19,525	18,829,715
Los Angeles Harbor Department, RB,
Series B, 5.25%, 8/01/34	5,530	5,577,447
Port of Oakland, RB, Series K, AMT
(NPFGC), 5.75%, 11/01/29	19,660	19,200,743
San Francisco City & County Airports
Commission, RB, Series E, 6.00%,
5/01/39	9,650	10,111,656
San Francisco City & County Airports
Commission, Refunding RB, Second
Series 34E, AMT (AGM), 5.75%,
5/01/24	5,000	5,275,800
San Joaquin County Transportation
Authority, RB, Limited Tax, Measure K,
Series A, 6.00%, 3/01/36	2,400	2,531,088
		96,321,204
Utilities — 31.6%
City of Escondido California, COP,
Refunding, Series A (NPFGC), 5.75%,
9/01/24	465	471,017
City of Glendale California, RB (AGC),
5.00%, 2/01/31	5,030	5,064,003
City of Los Angeles California, Refunding
RB, Sub-Series A:
5.00%, 6/01/28	2,000	2,064,800
5.00%, 6/01/32	3,000	3,028,230
City of Santa Clara California, RB, Sub-
Series A (NPFGC), 5.00%, 7/01/28	6,050	6,056,957
Dublin-San Ramon Services District,
Refunding RB, 6.00%, 8/01/41	4,000	4,128,920
East Bay Municipal Utility District,
Refunding RB, Sub-Series A (AMBAC),
5.00%, 6/01/33	6,545	6,675,442
East Valley Water District Financing
Authority, Refunding RB, 5.00%,
10/01/40	4,070	3,930,033
Eastern Municipal Water District, COP,
Series H, 5.00%, 7/01/33	2,500	2,447,350
Los Angeles County Sanitation Districts
Financing Authority, Refunding RB,
Capital Project 14 (BHAC), 5.00%,
10/01/34	7,915	7,927,110
Metropolitan Water District of Southern
California, RB, Series B-1 (NPFGC),
5.00%, 10/01/33	9,000	9,069,030

	Par
Municipal Bonds	(000)	Value
California (concluded)
Utilities (concluded)
Oxnard Financing Authority, RB (NPFGC):
Project, 5.00%, 6/01/31	$ 10,000	$ 9,679,400
Redwood Trunk Sewer &
Headworks, Series A, 5.25%,
6/01/34	13,000	13,036,010
Sacramento City Financing Authority
California, Refunding RB (NPFGC),
5.00%, 12/01/29	8,775	8,536,495
Sacramento Municipal Utility District, RB
(NPFGC):
Cosumnes Project, 5.13%, 7/01/29	36,760	36,782,056
Series R, 5.00%, 8/15/33	22,150	21,201,315
San Diego Public Facilities Financing
Authority, Refunding RB, Senior
Series A, 5.25%, 5/15/34	1,000	1,006,490
San Francisco City & County Public
Utilities Commission, RB:
Series A (NPFGC), 5.00%, 11/01/32	15,000	15,051,600
Series B, 5.00%, 11/01/30	14,000	14,520,240
Turlock Public Financing Authority
California, RB, Series A (NPFGC),
5.00%, 9/15/33	6,655	6,645,750
		177,322,248
Total Municipal Bonds – 116.2%		650,951,743
Municipal Bonds Transferred to Tender
Option Bond Trusts (c)
California — 56.3%
Corporate — 7.3%
San Francisco Bay Area Rapid Transit
District, Refunding RB, Series A
(NPFGC), 5.00%, 7/01/30	23,100	23,559,921
University of California, RB, Limited
Project, Series B (AGM), 5.00%,
5/15/33	17,397	17,190,095
		40,750,016
County/City/Special District/School District — 22.3%
Contra Costa Community College District
California, GO, Election of 2002
(NPFGC), 5.00%, 8/01/28	7,800	7,874,022
Desert Community College District
California, GO, Series C (AGM), 5.00%,
8/01/37	16,530	15,897,893
Los Angeles Community College District
California, GO:
Election of 2001, Series A (NPFGC),
5.00%, 8/01/32	6,647	6,578,300
Election of 2003, Series E (AGM),
5.00%, 8/01/31	11,216	11,215,194
Election of 2008, Series A, 6.00%,
8/01/33	9,596	10,358,510
Ohlone Community College District, GO,
Ohlone, Series B (AGM), 5.00%,
8/01/30	16,518	16,567,131

BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2011	3

BlackRock MuniHoldings California Quality Fund, Inc. (MUC)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender	Par
Option Bond Trusts (c)	(000)	Value
California (continued)
County/City/Special District/School
District (concluded)
Poway Unified School District, GO,
Election of 2002, Improvement
District 02, Series 1-B (AGM), 5.00%,
8/01/30	$ 10,000	$ 9,962,500
San Bernardino Community College
District California, GO, Election of
2002, Series C (AGM), 5.00%,
8/01/31	17,770	17,348,496
San Diego Community College District
California, GO, Election of 2002
(AGM), 5.00%, 5/01/30	12,549	12,584,931
San Francisco Bay Area Transit
Financing Authority, Refunding RB,
Series A (NPFGC), 5.00%, 7/01/34	2,499	2,517,834
San Jose Financing Authority, Refunding
RB, Civic Center Project, Series B
(AMBAC), 5.00%, 6/01/32	14,800	14,203,264
		125,108,075
Education — 6.8%
Chaffey Community College District, GO,
Election of 2002, Series B (NPFGC),
5.00%, 6/01/30	9,905	9,926,316
Riverside Community College District,
GO, Election of 2004, Series C
(NPFGC), 5.00%, 8/01/32	8,910	8,749,086
University of California, RB:
Limited Project, Series D (AGM),
5.00%, 5/15/41	8,000	7,710,800
Series O, 5.75%, 5/15/34	11,190	11,907,615
		38,293,817
Utilities — 18.1%
City of Napa California, RB (AMBAC),
5.00%, 5/01/35	9,100	9,024,561
East Bay Municipal Utility District, RB,
Sub-Series A (NPFGC), 5.00%,
6/01/35	12,070	12,002,529
East Bay Municipal Utility District,
Refunding RB, Sub-Series A (AMBAC),
5.00%, 6/01/37	14,510	14,630,578
Los Angeles Department of Water &
Power, RB (AGM):
Power System, Sub-Series A-1,
5.00%, 7/01/31	4,993	5,037,058
System, Sub-Series A-2, 5.00%,
7/01/35	7,500	7,502,850
Metropolitan Water District of Southern
California, RB, Series A (AGM), 5.00%,
7/01/35	12,870	12,965,366

Municipal Bonds Transferred to Tender	Par
Option Bond Trusts (c)	(000)	Value
California (concluded)
Utilities (concluded)
Rancho Water District Financing
Authority, Refunding RB, Series A
(AGM), 5.00%, 8/01/34	$ 5,008	$ 4,967,014
Sacramento Regional County Sanitation
District, RB, Sacramento Regional
County Sanitation (NPFGC), 5.00%,
12/01/36	4,500	4,501,800
San Diego County Water Authority, COP,
Refunding:
Series 2002-A (NPFGC), 5.00%,
5/01/32	10,000	10,011,300
Series 2008-A (AGM), 5.00%,
5/01/33	16,740	16,759,586
San Diego County Water Authority, COP,
Series A (AGM), 5.00%, 5/01/31	4,000	4,017,280
		101,419,922
Transportation — 1.8%
San Mateo County Transportation
Authority, Refunding RB, Series A
(NPFGC), 5.00%, 6/01/32	10,000	10,005,000
Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 56.3%		315,576,830
Total Long-Term Investments
(Cost – $983,515,043) – 172.5%		966,528,573
Short-Term Securities	Shares
BIF California Municipal Money Fund,
0.04% (d)(e)	13,523,765	13,523,765
Total Short-Term Securities
(Cost – $13,523,765) – 2.4%		13,523,765
Total Investments
(Cost – $997,038,808*) – 174.9%		980,052,338
Other Assets Less Liabilities – 0.6%		3,494,715
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (30.2)%		(169,106,377)
Preferred Shares, at Redemption Value – (45.3)%		(254,016,240)
Net Assets Applicable to Common Shares – 100.0%		$ 560,424,436

* The cost and unrealized appreciation (depreciation) of investments as of
April 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 827,795,993
Gross unrealized appreciation	$ 6,241,922
Gross unrealized depreciation	(22,928,733)
Net unrealized depreciation	$ (16,686,811)

4 BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2011

BlackRock MuniHoldings California Quality Fund, Inc. (MUC)
Schedule of Investments (continued)

(a) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(b) When-issued security. Unsettled when-issued transactions were as follows:

Unrealized
Counterparty	Value	Appreciation
Piper Jaffray	$ 9,618,338	$ 4,823

(c) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates.
These securities serve as collateral in a financing transaction.
(d) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:

	Shares		Shares
	Held at		Held at
	July 31,	Net	April 30,
Affiliate	2010	Activity	2011	Income
BIF California
Municipal
Money Fund	71,270,966	(57,747,201)	13,523,765	$4,770

(e) Represents the current yield as of report date.

• For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

•	Financial futures contracts sold as of April 30, 2011 were as follows:
					Notional	Unrealized
	Contracts	Issue	Exchange	Expiration	Value	Depreciation
	200	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2011	$ 23,702,745	$ (525,380)

BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2011	5

BlackRock MuniHoldings California Quality Fund, Inc. (MUC)
Schedule of Investments (concluded)

•Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad level for financial reporting purposes as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of April 30, 2011 in determining the fair valuation of the Fund's investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments[1]	— $966,528,573		—	$ 966,528,573
Short-Term
Securities	$ 13,523,765	—	—	13,523,765
Total	$ 13,523,765 $966,528,573		—	$ 980,052,338
[1] See above Schedule of Investments for values in each sector.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$ (525,380)	---	---	$ (525,380)
[2]Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

6 BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2011

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
31940 Act3)) areeffective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings California Quality Fund, Inc.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
BlackRock MuniHoldings California Quality Fund, Inc.

Date: June 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings California Quality Fund, Inc.

Date: June 24, 2011

By: /S/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings California Quality Fund, Inc.

Date: June 24, 2011